                        OPPENHEIMER EQUITY FUND, INC.
                    Supplement dated June 28, 2004 to the
                      Prospectus dated February 24, 2004

The Prospectus is changed as follows:

1.    The paragraph titled  "Portfolio  Managers" on page 13 of the prospectus is deleted in its entirety and replaced with the following:

   Portfolio  Managers.  The  portfolio  managers of the Fund are  Christopher
      Leavy and David Poiesz.  They are the persons primarily  responsible for selecting  the  securities  for the Fund.  Messrs.  Leavy and Poiesz are also portfolio  managers and officers of other  Oppenheimer  funds.  Mr.
      Leavy,  who is a Senior Vice  President of the Manager,  has been a Vice
      President  and  portfolio  manager  of the Fund  since  October 3, 2000.
      From 1997 until joining the Manager in September  2000,  Mr. Leavy was a portfolio manager at Morgan Stanley Dean Witter  Investment  Management.
      Effective  June 28, 2004,  Mr. Poiesz  assumed the duties as a portfolio manager of the Fund.  Prior to joining  the  Manager,  Mr.  Poiesz was a senior  portfolio  manager  at  Merrill  Lynch  from  2002 to  2004.  In
      addition,   Mr.  Poiesz  was  a  founding   partner  of   RiverRock,   a
      tech-oriented  hedge fund from 1999 to 2001 and a portfolio manager at
      Jennison Associates from 1992-1999.

June 28, 2004                                                 PS0420.031

                        OPPENHEIMER EQUITY FUND, INC.
                    Supplement dated June 28, 2004 to the
         Statement of Additional Information dated February 24, 2004

The Statement of Additional Information is changed as follows:

1.    The first sentence in the fourth paragraph in the section titled
      "Directors and Officers of the Fund." on page 28 is deleted and replaced as follows:

      Messrs. Leavy, Murphy, Petersen, Pisapia, Poiesz, Vottiero, Wixted and
      Zack, and Mses. Ives and Lee who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund.

2.    The paragraph appearing immediately before the table titled "Officers of the Fund" on page 33 is deleted and replaced as follows:

      The address of the Officers in the chart below is as follows: for
      Messrs. Leavy, Pisapia, Poiesz and Zack and Ms. Lee, Two World
      Financial Center, 225 Liberty Street - 11th Floor, New York, NY
      10281-1008; for Messrs. Petersen, Vottiero and Wixted and Ms. Ives,
      6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

3.    The biography of David Poiesz is added on page 33:

       ----------------------------------------------------------------------------
       David Poiesz,         Senior Vice President (since May 2004) of
       Vice President and    OppenheimerFunds, Inc.; an officer of 2 portfolios
       Portfolio Manager     in the OppenheimerFunds complex; formerly a senior
       since 2004            portfolio manager at Merrill Lynch (October 2002-May
       Age: 46               2004); founding partner of RiverRock, a hedge fund
                             product (April 1999-July 2001); portfolio manager at
                             Jennison Associates (November 1992-March 1999).
       ----------------------------------------------------------------------------

4.    The biographies of Dina Lee, Brian Petersen and Peter Pisapia are added on page 34:

       ----------------------------------------------------------------------------
       Brian Petersen,   Assistant Vice President of the Manager since August
       Assistant         2002; formerly Manager/Financial Product Accounting
       Treasurer since   (November 1998-July 2002) of the Manager. An officer of
       2004              83 portfolios in the OppenheimerFunds complex.
       Age: 33
       ----------------------------------------------------------------------------
       ----------------------------------------------------------------------------
       Dina C. Lee,      Assistant Vice President and Assistant Counsel of the
       Assistant         Manager (since December 2000); formerly an attorney and
       Secretary since   Assistant Secretary of Van Eck Global (until December
       2004              2000). An officer of 58 portfolios in the
       Age:  34          OppenheimerFunds complex.

       ----------------------------------------------------------------------------
       ----------------------------------------------------------------------------
       Peter E. Pisapia, Assistant Vice President and Assistant Counsel of the
       Assistant         Manager since December 2002. Formerly, Associate Counsel
       Secretary since   at AIG SunAmerica Asset Management Corp. (October
       2004              1997-December 2002). An officer of 58 portfolios in the
       Age:  31          OppenheimerFunds complex.

       ----------------------------------------------------------------------------

5.    The biographies of Connie Bechtolt, Alan Gilston and Denis Molleur are
      deleted.

                                June 28, 2004
                                  PX0420.015